UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5269

Brazil Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

The Brazil Fund, Inc.

	Shares	Value ($)

Equity Securities 98.7%
Consumer Discretionary 1.9%
Internet & Catalog Retail 0.6%
Submarino SA	217,600	5,626,026
Textiles, Apparel & Luxury Goods 1.3%
Sao Paulo Alpargatas SA (Preferred)	325,796	13,399,188
Consumer Staples 15.3%
Beverages 7.2%
Companhia de Bebidas das Americas	28,841,593	10,902,229
Companhia de Bebidas das Americas (Preferred)	144,207,965	61,974,772

		72,877,001
Food & Staples Retailing 2.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Preferred)	510,916,400	21,347,995
Food Products 2.7%
Sadia SA (Preferred)	10,198,045	27,333,023
Personal Products 0.7%
Natura Cosmeticos SA	598,000	7,101,941
Tobacco 2.6%
Souza Cruz SA (Voting)	1,735,943	26,480,350
Energy 13.8%
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preferred)	6,846,632	136,489,697
Ultrapar Participacoes SA (Preferred)	179,810	3,157,477

		139,647,174
Financials 20.5%
Banks 19.1%
Banco Bradesco SA (Preferred)	1,665,158	59,642,513
Banco Itau Holding Financeira SA (Preferred)	4,440,490	131,326,876
Unibanco - Uniao de Bancos Brasileiros SA (Units)	158,400	2,341,597

		193,310,986
Insurance 0.9%
Porto Seguro SA	528,000	9,198,521
Real Estate 0.5%
Cyrela Brazil Realty SA	313,200	5,580,865
Health Care 0.7%
Health Care Providers & Services
Diagnosticos da America SA*	278,500	7,207,024
Industrials 11.9%
Aerospace & Defense 1.4%
Empresa Brasileira de Aeronautica SA (Preferred)	1,498,932	13,818,712

Airlines 2.3%
Gol-Linhas Aereas Inteligentes SA (Preferred)	358,284	9,611,084
Tam SA (Preferred)	750,200	14,282,921

		23,894,005
Commercial Services & Supplies 0.1%
Contax Participacoes SA*	49	82
Contax Participacoes SA (Preferred)	848,205	1,058,296

		1,058,378
Machinery 4.7%
Weg SA (Preferred)	12,806,400	47,402,617
Road & Rail 1.8%
All America Latina Logistica ***	218,900	13,554,806
Localiza Rent A Car SA	303,000	5,152,680

		18,707,486
Transportation Infrastructure 1.6%
Companhia de Concessoes Rodoviarias	1,296,000	12,133,531
Obrascon Huarte Lain Brasil SA*	301,800	3,807,366

		15,940,897
Materials 25.9%
Metals & Mining 21.0%
Caemi Mineracao e Metalurgica SA (Preferred)	14,490,500	25,646,310
Companhia Siderurgica Nacional SA (Voting)	1,205,800	37,918,064
Companhia Vale do Rio Doce "A" (Preferred) **	2,030,812	87,754,727
Gerdau SA (Preferred)	2,189,040	49,162,359
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	325,600	12,074,584

		212,556,044
Paper & Forest Products 4.9%
Aracruz Celulos SA "B" (Preferred)	5,109,599	26,917,481
Votorantim Celulose e Papel SA (Preferred)	1,434,500	23,207,876

		50,125,357
Telecommunication Services 2.8%
Diversified Telecommunication Services 1.9%
Tele Norte Leste Participacoes SA	49	1,086
Tele Norte Leste Participacoes SA (Preferred)	833,205	13,888,033
Telemar Norte Leste SA "A" (Preferred)	219,434	5,758,621

		19,647,740
Wireless Telecommunication Services 0.9%
Telesp Celular Participacoes SA (Preferred)*	1,502,802	6,409,824
Tim Participacoes SA (Preferred)	647,040,400	2,392,016

		8,801,840
Utilities 5.9%
Electric Utilities 5.0%
AES Tiete SA (Preferred)	224,960,000	6,237,338
Companhia Energetica de Minas Gerais SA (Preferred)	842,171,369	38,430,879
EDP - Energias do Brasil SA*	419,600	5,853,847

		50,522,064
Water Utilities 0.9%
Companhia Saneamento Basico do Sao Paulo SA (Voting)	106,400,000	9,391,128

Total Equity Securities (Cost $179,884,494)		1,000,976,362

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Companhia Vale do Rio Doce SA* (Cost $0)	922,104	20,752
	Shares	Value ($)

Cash Equivalents 0.1%
Cash Management QP Trust, 4.64% (a) (Cost $676,637)	676,637	676,637
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 180,561,131)	98.8	1,001,673,751
Other Assets and Liabilities, Net	1.2	12,319,148

Net Assets	100.0	1,013,992,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		These shares are limited voting rights.
***		Units Representing four preferred shares and one common share.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Brazil Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Brazil Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006